Consolidated Statements of Cash Flows ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Cash flows from operating activities
Net (loss) income	¥ 1,951,695	$ 274,890	¥ 1,480,009	¥ (2,925,704)
Adjustments to reconcile net income to net cash provided by operating activities
Depreciation of property and equipment	74,492	10,492	107,015	155,537
Amortization of intangible assets	5,116	721	5,116	109,062
Share-based compensation	267,101	37,620	401,484	475,771
Share of loss (income) on equity method investments	70,643	9,950	(11,073)	8,084
Impairment loss on goodwill and intangible assets	0	0	0	4,397,012
Gain on repurchase of convertible senior notes	(4,565)	(643)	(129,575)	0
Gain or loss on long-term investments	31,250	4,401	11,250	16,000
Gain on disposal of subsidiaries	0		0	(15,526)
Gain or loss on disposal of property and equipment	(518)	(73)	(779)	1,236
Provision of (income) losses on receivable and other assets	11,624	1,637	(528)	(263)
Cash received on investment income distribution	2,067	291	1,708	0
Changes in operating assets and liabilities
Accounts receivable	(21,308)	(3,001)	20,338	(10,374)
Prepaid expenses and other current assets	84,802	11,944	(52,928)	(151,162)
Amount due from a related party	(27,203)	(3,831)	(55)	0
Deferred tax assets	2,600	366	507	(2,354)
Rental deposits	7,776	1,095	1,399	(343)
Other non-current assets	(11,606)	(1,635)	60,913	34,075
Accounts payable	13,707	1,931	(115,384)	30,475
Income tax payable	25,952	3,655	(57,004)	(110,717)
Deferred revenue	(42,390)	(5,971)	(56,387)	35,106
Accrued expenses and other current liabilities	(183,772)	(25,884)	(182,708)	60,668
Amount due to related parties	(4,865)	(685)	4,162	(14,446)
Deferred tax liabilities	(147)	(21)	(187,119)	180,173
Share-based compensation liability	0	0	0	(678,153)
Other non-current liabilities	24,710	3,480	(73,470)	(34,959)
Net cash provided by operating activities	2,277,161	320,729	1,226,891	1,559,198
Cash flows from investing activities
Purchase of property and equipment	(576,310)	(81,172)	(80,445)	(95,323)
Payment for long-term investments	(18,750)	(2,641)	(70,343)	(415,052)
Purchase of short-term deposits	(1,028,556)	(144,869)	(1,700,000)	(4,976,688)
Cash received on maturity of short-term deposits	6,209,820	874,635	5,410,000	9,667,570
Cash received on investment income distribution	1,517	214	3,523	5,610
Cash of disposed subsidiaries	0	0	0	(8,750)
Purchase of long-term deposits	(4,210,025)	(592,970)	(2,750,000)	(1,850,000)
Cash received on maturity of long-term deposits	1,700,000	239,440	1,200,000	200,000
Payment for short-term investments	0	0	(300,000)	0
Cash received from sales of short-term investment	308,550	43,458	0	0
Cash received from sales of long term investment	25,000	3,521	0	20,000
Other investing activities	1,823	257	3,110	2,975
Net cash provided by investing activities	2,413,069	339,873	1,715,845	2,550,342
Cash flows from financing activities
Deferred payment for business acquisition	0	0	(21,421)	(12,957)
Proceeds from exercise of share options	601	85	163	776
Repurchase of ordinary shares	(212,195)	(29,887)	(392,374)	(862,865)
Repurchase of subsidiary's share options	(4,319)	(608)	(40,943)	(59,120)
Dividends payment	(958,052)	(134,939)	(840,997)	(852,743)
Proceeds from long-term borrowings	2,154,000	303,385	0	0
Payment for redemption of convertible bonds	(2,679,942)	(377,462)	(2,136,987)	0
Net cash used in financing activities	(1,699,907)	(239,426)	(3,432,559)	(1,786,909)
Effect of exchange rate changes	93,988	13,240	41,390	(41,669)
Net increase (decrease) in cash, cash equivalent and restricted cash	3,084,311	434,416	(448,433)	2,280,962
Cash and cash equivalents and restricted cash at the beginning of year	5,198,601	732,208	5,647,034	3,366,072
Cash, cash equivalent and restricted cash at the end of year	8,282,912	1,166,624	5,198,601	5,647,034
Non-cash investing and financing activities
Payable for purchase of property and equipment	1,009	142	9,467	4,878
Right-of-use assets acquired in operating lease	¥ 85,924	$ 12,102	¥ 22,238	¥ 166,844